Significant accounting policies - Estimated useful lives of property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2021
Equipment and vehicles | Minimum
Property, plant and equipment
Estimated useful lives	3 years
Equipment and vehicles | Maximum
Property, plant and equipment
Estimated useful lives	10 years
Computer equipment | Minimum
Property, plant and equipment
Estimated useful lives	3 years
Computer equipment | Maximum
Property, plant and equipment
Estimated useful lives	5 years